PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	As of December 31,
	2 0 1 6	2 0 1 5
Cost:
Electronic equipment	$26,234	$24,718
Office furniture and equipment	1,731	1,648
Leasehold improvements	7,274	6,303
	$35,239	$32,669

Accumulated depreciation:
Electronic equipment	19,925	17,150
Office furniture and equipment	1,363	1,298
Leasehold improvements	3,934	3,159
	25,222	21,607
Net book value	$10,017	$11,062